3. Intangible Assets (Detail) (USD $)	0 Months Ended		12 Months Ended	47 Months Ended
	Oct. 07, 2011	Aug. 16, 2011	Dec. 31, 2011	Sep. 30, 2012
Notes Payable		$ 325,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Stock Issued During Period, Shares, Acquisitions (in Shares)		250,000,000
Preferred Stock Issued During Period, Shares, Acquisitions (in Shares)		7,500,000
Indefinite-lived Intangible Assets, Acquired During Period		82,538
Payments to Acquire Intangible Assets	$ 10,000		$ 10,000	$ 10,000